RELATED PARTY DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2023
Related party [Abstract]
Schedule of related party transactions
The following table presents the related party transactions included in the interim condensed consolidated statements of operations:

(in millions)	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Purchases from: *
SMP	$13	$13	$23	$27

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$10	$12	$23	$22
* Purchases from SMP were primarily comprised of wafer purchases.